Securitisations and Covered Bonds - Summary of Issuances and Redemptions of Securitisation and Covered Bond Programme (Detail) - GBP (£) £ in Billions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Internal [member]
Issuances And Redemptions Of Securitisation And Covered Bond [Line items]
Internal and external issuances	£ 1.5	£ 0.1
Internal and external redemptions	0.8	0.6
Internal [member] | Master Trust Structures [member] | Holmes [member]
Issuances And Redemptions Of Securitisation And Covered Bond [Line items]
Internal and external issuances	0.0	0.1
Internal and external redemptions	0.0
Internal [member] | Master Trust Structures [member] | Fosse [member]
Issuances And Redemptions Of Securitisation And Covered Bond [Line items]
Internal and external issuances	1.4
Internal and external redemptions	0.0
Internal [member] | Other Securitisation Structures [member] | Motor [member]
Issuances And Redemptions Of Securitisation And Covered Bond [Line items]
Internal and external issuances	0.0
Internal and external redemptions	0.2	0.1
Internal [member] | Other Securitisation Structures [member] | Auto ABS UK Loans [member]
Issuances And Redemptions Of Securitisation And Covered Bond [Line items]
Internal and external issuances	0.1
Internal and external redemptions	0.1
Internal [member] | Covered Bond Programme [member]
Issuances And Redemptions Of Securitisation And Covered Bond [Line items]
Internal and external issuances	0.0
Internal and external redemptions	0.5	0.5
External [member]
Issuances And Redemptions Of Securitisation And Covered Bond [Line items]
Internal and external issuances	3.2	6.5
Internal and external redemptions	3.2	2.9
External [member] | Master Trust Structures [member] | Holmes [member]
Issuances And Redemptions Of Securitisation And Covered Bond [Line items]
Internal and external issuances	0.0	1.8
Internal and external redemptions	1.1	0.1
External [member] | Master Trust Structures [member] | Fosse [member]
Issuances And Redemptions Of Securitisation And Covered Bond [Line items]
Internal and external issuances	0.1
Internal and external redemptions	0.0	0.4
External [member] | Other Securitisation Structures [member] | Motor [member]
Issuances And Redemptions Of Securitisation And Covered Bond [Line items]
Internal and external issuances	0.0
Internal and external redemptions	0.4	0.1
External [member] | Other Securitisation Structures [member] | Auto ABS UK Loans [member]
Issuances And Redemptions Of Securitisation And Covered Bond [Line items]
Internal and external issuances	0.2	0.4
Internal and external redemptions	0.2	0.4
External [member] | Covered Bond Programme [member]
Issuances And Redemptions Of Securitisation And Covered Bond [Line items]
Internal and external issuances	2.9	4.3
Internal and external redemptions	£ 1.5	£ 1.9